Segment Reporting - Narrative (Details)	12 Months Ended
Dec. 31, 2025 year
Disclosure of operating segments [abstract]
Number of ferrovial reportable segments	4
Percentage of construction and toll roads revenue over total of group consolidated revenue	10.00%